Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Jul. 16, 2025	Aug. 22, 2025
Subsequent Events [Line Items]
Gross proceeds	$ 6,000,000
Ordinary shares price per share	$ 3
sale of ordinary shares	2,000,000
Minimum [Member]
Subsequent Events [Line Items]
Authorized share capital		$ 1,500,000
Ordinary shares authorized		25,000,000
Ordinary shares par value		$ 0.06
Maximum [Member]
Subsequent Events [Line Items]
Authorized share capital		$ 12,000,000
Ordinary shares authorized		200,000,000
Ordinary shares par value		$ 0.06